Operating expenses by nature	12 Months Ended
Dec. 31, 2024
Operating expenses by nature
Operating expenses by nature

16. Operating expenses by nature[1]

For the years ended December 31	2024	2023
Employee costs[2,3]	$16,144	$14,533
Office, insurance and other expenses	5,171	5,369
Professional services[3]	3,845	4,412
Total general administration and business development costs	$25,160	$24,314

1.Includes general administration costs and business development costs.

2.Includes stock-based compensation expense of $4.3 million (2023: $5.3 million).

3.Certain costs have been presented within business development costs due to their nature.